Debt (Details) - Schedule of future principal payments of the senior secured notes $ in Thousands	Dec. 31, 2021 USD ($)
Schedule Of Future Principal Payments Of The Senior Secured Notes [Abstract]
2022 (remaining 3 months)	$ 6,000
2022	6,000
2023	15,125
2024	14,000
2025	8,000
Total	$ 43,125